Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUES	$ 3,033	$ 665
COST OF REVENUES	2,524	1,631
GROSS PROFIT (LOSS)	509	(966)
RESEARCH AND DEVELOPMENT EXPENSES	5,602	4,197
SALES AND MARKETING EXPENSES	1,109	699
GENERAL AND ADMINISTRATIVE EXPENSES	4,431	3,577
OPERATING LOSS	(10,633)	(9,439)
OTHER INCOME	200	30
FINANCING INCOME (EXPENSES), NET	988	(59)
LOSS BEFORE TAXES ON INCOME	(9,445)	(9,468)
TAXES ON INCOME
NET LOSS	$ (9,445)	$ (9,468)
Net loss per share basic	$ (0.98)	$ (1.33)
Net loss per share diluted	$ (0.98)	$ (1.33)
Weighted average common shares basic	9,668	7,122
Weighted average common shares diluted	9,668	7,122